Note 14 - Segmented Information - Long-lived Assets by Geographic Areas (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets	$ 5,215,822	$ 4,575,558
Property and Equipment	371,157	289,034
CANADA
Assets	3,519,918	114,912
UNITED STATES
Assets	1,695,904	4,460,646
Property and Equipment	$ 371,157	$ 289,034